Restructuring and Other Charges (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Summary of Changes to Accrued Liability Balance Related to Restructuring and Other Charges
The following table summarizes the changes to our accrued liability balance related to restructuring and other charges for the years ended December 31, 2015, 2016 and 2017 (in thousands):

	Spin-off	Cost Reduction Plan	Total
Beginning balance at January 1, 2016	$1,083	$225	$1,308
Additions for costs expensed	3,943	18,095	22,038
Less non-cash income (expense)	(896)	435	(461)
Reductions for payments	(3,196)	(16,294)	(19,490)
Ending balance at December 31, 2016	934	2,461	3,395
Additions for costs expensed	599	2,590	3,189
Less non-cash income (expense)	(223)	740	517
Reductions for payments	(1,310)	(5,179)	(6,489)
Ending balance at December 31, 2017	$—	$612	$612

Summary of the Components of Charges Included in Restructuring and Other Charges
The following table summarizes the components of charges included in restructuring and other charges in our statements of operations for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	Years Ended December 31,
	2017	2016	2015
Financial advisor fees related to the Spin-off	$—	$—	$4,598
Consulting fees	—	22	1,932
Start-up of stand-alone functions	—	887	1,332
Retention awards to certain employees	599	3,056	3,121
Chief Executive Officer signing bonus	—	—	2,000
Non-cash inventory write-downs	—	—	8,707
Employee termination benefits	2,100	14,473	9,625
Net charges to exit the use of a corporate operating lease	—	2,904	—
Other	490	696	—
Total restructuring and other charges	$3,189	$22,038	$31,315

The following table summarizes the components of restructuring and other charges incurred in connection with the Spin-off and since the announcement of the cost reduction plan (in thousands):

	Spin-off	Cost Reduction Plan	Total
Financial advisor fees related to the Spin-off	$4,598	$—	$4,598
Consulting fees	—	1,954	1,954
Start-up of stand-alone functions	2,219	—	2,219
Retention awards to certain employees	6,776	—	6,776
Chief Executive Officer signing bonus	2,000	—	2,000
Non-cash inventory write-downs	4,700	4,007	8,707
Employee termination benefits	—	26,198	26,198
Net charges to exit the use of a corporate operating lease	—	2,904	2,904
Other	—	1,186	1,186
Total restructuring and other charges	$20,293	$36,249	$56,542